INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Net Intangible Assets
Intangible assets, net consisted of the following:

	Weighted average amortization period	December 31,
	(years)	2017	2016
Original amount:

Core technology	4.74	$13,384	$13,384
Customer relationships	5.84	1,981	1,981
Non-competition agreement	4.00	224	224

		15,589	15,589
Accumulated amortization and impairment charges:

Core technology		8,202	6,977
Customer relationships		1,610	1,544
Non-competition agreement		224	168
Impairment of acquisition-related intangible assets (*)		4,122	4,122
		14,158	12,811

Intangible assets, net:

Core technology		1,263	2,488
Customer relationships		168	234
Non-competition agreement		-	56

		$1,431	$2,778

Schedule of Intangible Assets Future Amortization Expense	The estimated future amortization expense of other intangible assets as of December 31, 2017 for the years ending:
Year ending December 31,
2018	943
2019	415
Thereafter	73

$1,431